NOTES PAYABLE Demand Notes payable (Details 5) - Convertible Debt One [Member]	12 Months Ended
Mar. 31, 2018 USD ($)
Balance	$ 0
Additional principal investment	500,000
Accrued Interest	33,556
Conversion of principal and interest	(533,556)
Balance	$ 0